UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	01/31/2024

Date of reporting period:	07/31/2023

Item 1 – Reports to Stockholders –

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL REPORT

JULY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 7/31/2023 (without sales charges)	Average Annual Total Returns as of 7/31/2023 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Fund	2.61	4.86	2.22	1.98

ICE BofA US 3-Month Treasury Bill Index

	2.34	3.95	1.60	1.02

Bloomberg US Short Treasury Index

	2.30	3.73	1.60	1.05

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—an unmanaged index that is comprised of a single US Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 7/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Short-Term Bond Fund	0.23	5.35	5.35

Prudential Investment Portfolios 2 3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 7/31/23 (%)

AAA	12.6

AA	32.7

A	31.8

BBB	18.1

BB	0.1

B	0.1

CCC	0.2

Not Rated	4.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2 5

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 7/31/23	Average Annual Total Returns as of 7/31/23
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Fund

2.58	4.44	1.83	1.23

ICE US 1-Month Treasury Bill Index

2.34	3.94	1.51	0.95

Bloomberg 1-3 Month US Treasury Bill Index

2.43	4.10	1.59	1.00

iMoneyNet Prime Institutional Funds Average

2.74	4.03	1.55	0.99

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index—an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Distributions and Yields as of 7/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Ultra Short Bond Fund	0.03	5.36	5.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/23 (%)

A-1+/P-1	73.7

A-1/P-1	26.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2 7

PGIM Institutional Money Market Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 7/31/23	Average Annual Total Returns as of 7/31/23

	6 Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund

	2.52	4.43	1.77	1.60 (7/19/16)

ICE US 1-Month Treasury Bill Index

	2.34	3.94	1.51	1.34

iMoneyNet Prime Institutional Funds Average

	2.74	4.03	1.55	1.38

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for the Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 26, 2022 to July 25, 2023, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2023.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index—an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Prudential Investment Portfolios 2 9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Short-Term Bond Fund	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,026.10	0.04%	$0.20

Hypothetical	$1,000.00	$1,024.60	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,025.80	0.01%	$0.05

Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,025.20	0.07%	$0.35

Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

Prudential Investment Portfolios 2 11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BOS—Bank of America Securities, Inc.

CA—Credit Agricole Securities Inc.

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CNRP—Cantor Fitzgerald

DB—Deutsche Bank AG

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

ING—ING Financial Markets LLC

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

NORP—Nomura International PLC

NTC—Northern Trust Co.

NWS—NatWest Markets Securities, Inc.

RBC—Royal Bank of Canada

RBD—RBC Dominion Securities, Inc.

REITs—Real Estate Investment Trust

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

TVA—Tennessee Valley Authority

USOIS—United States Overnight Index Swap

WFS—Wells Fargo Securities LLC

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 73.2%

ASSET-BACKED SECURITIES 0.9%

Automobiles 0.0%

CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	873	$854,829

Home Equity Loans 0.7%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.019(c)	01/25/35	728	692,367
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	5.150(c)	12/25/33	148	141,142
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month SOFR + 2.814% (Cap N/A, Floor 2.700%)	4.247(c)	09/25/33	3,711	3,528,658
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184	03/25/33	120	115,445
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.092(c)	04/25/33	542	507,577
Series 2004-HE01, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	03/25/34	240	233,737
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.092(c)	11/25/33	112	110,369
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month SOFR + 1.344% (Cap 11.000%, Floor 1.230%)	6.642(c)	06/25/43	143	147,265
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	11/25/33	483	475,133
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.262(c)	12/25/32	7	6,806
Home Equity Asset Trust, Series 2002-03, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)	6.762(c)	02/25/33	230	219,139
Series 2003-02, Class M1, 1 Month SOFR + 1.434% (Cap N/A, Floor 1.320%)	6.732(c)	08/25/33	523	495,850

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.702%(c)	08/25/33	391	$377,950
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.492(c)	04/25/34	136	131,726
MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.112(c)	09/25/34	94	73,854
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.212(c)	08/25/35	45	42,354
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.612(c)	08/25/35	87	83,646
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC05, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)	6.687(c)	04/25/33	154	156,351
Series 2003-NC05, Class M3, 1 Month SOFR + 3.564% (Cap N/A, Floor 3.450%)	8.862(c)	04/25/33	72	73,703
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.432(c)	10/25/33	67	66,119
Series 2004-HE07, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	08/25/34	1,869	1,770,693
Morgan Stanley Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	09/25/33	479	471,208
New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.297(c)	05/25/34	1,943	1,878,756
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month SOFR + 0.974% (Cap N/A, Floor 0.860%)	6.272(c)	06/25/33	209	184,569
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.375	06/25/34	2,266	2,160,062
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	3.990(c)	12/25/33	14	12,842

				14,157,321

See Notes to Financial Statements.

Prudential Investment Portfolios 2 15

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month SOFR + 0.984% (Cap N/A, Floor 0.870%)	6.282%(c)	07/25/34	124	$121,953
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.800%)	7.212(c)	07/25/32	62	61,670
Chase Funding Trust, Series 2002-02, Class 2A1, 1 Month SOFR + 0.614% (Cap N/A, Floor 0.500%)	5.912(c)	05/25/32	166	162,704
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)	6.072(c)	11/25/32	98	96,300
Countrywide Asset-Backed Certificates, Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	07/25/33	64	63,060
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.162(c)	03/25/34	65	63,446
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860(cc)	08/25/33	17	17,113
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.132(c)	08/25/34	108	100,793
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.537(c)	07/25/33	431	419,369
Series 2003-04, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.432(c)	08/25/33	79	77,948
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.207(c)	06/25/34	1,321	1,273,419
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.267(c)	07/25/34	1,970	1,880,520
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.262(c)	02/25/34	110	106,516
Series 2004-WMC01, Class M2, 1 Month SOFR + 1.764% (Cap N/A, Floor 1.650%)	7.062(c)	10/25/34	369	348,305

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312%(c)	05/25/34	311	$289,858
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.092(c)	01/25/33	58	55,941

				5,138,915

TOTAL ASSET-BACKED SECURITIES (cost $19,198,836)				20,151,065

CERTIFICATES OF DEPOSIT 2.0%
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	6.110(c)	12/11/23	25,000	25,051,858
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	5.840(c)	01/31/24	17,000	16,999,855

TOTAL CERTIFICATES OF DEPOSIT (cost $42,000,000)				42,051,713

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.9%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	10,436	9,881,025
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.141(c)	03/15/37	12,479	11,366,392
Benchmark Mortgage Trust, Series 2018-B03, Class A2	3.848	04/10/51	507	505,610
Series 2018-B05, Class A2	4.077	07/15/51	1,324	1,278,285
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month SOFR + 1.184% (Cap N/A, Floor 1.070%)	6.406(c)	12/15/37	9,500	9,458,137
CD Mortgage Trust,
Series 2016-CD2, Class A3	3.248	11/10/49	3,399	3,146,525
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A2	2.450	07/10/49	7,270	6,911,179
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	6,699	6,581,582
Series 2014-UBS04, Class A4	3.420	08/10/47	5,875	5,702,277
Series 2014-UBS05, Class A2	3.031	09/10/47	117	114,645
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	7,978,782

See Notes to Financial Statements.

Prudential Investment Portfolios 2 17

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)	6.249%(c)	05/15/36	19,950	$19,893,675
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3	3.447	08/15/48	6,812	6,507,714
Series 2015-C03, Class A4	3.718	08/15/48	12,000	11,416,772
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.078(c)	11/21/35	5,359	5,096,987
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	5,660	5,626,887
Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,317,035
Series 2018-HART, Class A, 144A, 1 Month SOFR + 1.143% (Cap N/A, Floor 1.090%)	6.373(c)	10/15/31	10,583	10,299,688
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,155	4,125,851
Series 2014-C24, Class A3	3.098	11/15/47	14,497	14,019,380
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,191,976
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	22,723,688
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.457(c)	07/05/33	12,460	11,746,375
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.000%)	6.586(c)	09/15/29	3,482	3,227,478
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,255,350
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,432,215
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,879,123
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	5,803	5,497,196
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.286(c)	01/15/36	11,900	11,333,052
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	5,205	4,889,210
Series 2016-LC24, Class A3	2.684	10/15/49	11,624	10,710,098

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $264,030,469)				252,114,189

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 58.4%

Aerospace & Defense 0.2%
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	5.000%	02/27/26	5,000	$4,992,525

Agriculture 0.8%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,559,884
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	11,250	11,185,067

				17,744,951

Auto Manufacturers 6.3%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	4,000	3,980,102
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,146,733
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,663,918
Gtd. Notes, 144A, SOFR Index + 0.530%	5.791(c)	04/01/24	8,500	8,510,217
Gtd. Notes, 144A, SOFR Index + 0.840%	6.101(c)	04/01/25	6,450	6,420,643
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.150	01/16/26	10,000	9,950,191
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	31,500	30,514,819
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,296,821
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,863,129
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,351,634
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.050(c)	12/11/23	4,000	4,006,484
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	12,876,517

				133,581,208

Banks 9.6%

Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	5.908(c)	03/08/24	20,000	20,013,756
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.181(c)	04/11/25	4,750	4,749,238

See Notes to Financial Statements.

Prudential Investment Portfolios 2 19

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650%	02/27/24	17,750	$17,216,140
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	5.589(c)	01/12/24	14,000	13,989,331
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.725(c)	02/02/24	5,000	4,961,268
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	25,017,752
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400	08/23/25	15,000	14,542,330
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,031,885
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.687(c)	03/22/25	15,000	14,948,670
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	4.750	09/22/25	21,000	20,564,128
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	19,646,262
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.552(c)	09/10/24	20,000	19,933,208
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.200%	5.497(c)	01/17/24	10,000	9,925,548
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,858,118
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.478(c)	02/09/24	7,500	7,486,741

				204,884,375

Beverages 2.0%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,882,449
Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.200	10/24/25	16,000	16,008,630
Keurig Dr. Pepper, Inc.,
Gtd. Notes	0.750	03/15/24	25,000	24,237,036

				43,128,115

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.5%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250%	03/02/25	10,500	$10,472,169

Chemicals 2.0%
Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	2,780	2,764,605
Linde, Inc.,
Gtd. Notes	4.700	12/05/25	23,500	23,473,069
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.950	11/07/25	7,000	7,046,868
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,392,737
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,792,989

				42,470,268

Commercial Services 0.3%

Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,141,865

Computers 2.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	14,000	13,574,235
Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,600,836
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.500	02/06/26	25,000	24,658,506

				48,833,577

Cosmetics/Personal Care 0.6%

Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,756,895
Kenvue, Inc.,
Gtd. Notes, 144A	5.350	03/22/26	6,250	6,294,801

				13,051,696

See Notes to Financial Statements.

Prudential Investment Portfolios 2 21

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.5%

American Express Co., Sr. Unsec’d. Notes	3.950%	08/01/25	10,000	$9,710,616

Electric 5.3%

American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	6.114(c)	11/01/23	12,000	12,000,015
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.776(c)	05/13/24	13,500	13,486,868
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,103,629
Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	10,500	10,433,505
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	6,498	6,401,360
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR Index + 0.380%	5.669(c)	01/12/24	5,000	4,999,558
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,732,412
Gtd. Notes	6.051	03/01/25	2,750	2,771,813
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	14,250	13,975,217
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,484,688
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	4,931,392
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,480,790

				111,801,247

Electronics 0.7%

Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	15,000	14,778,840

Foods 1.6%

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,676,522

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375%	01/15/24	10,000	$9,761,679
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,510,724

				34,948,925

Healthcare-Products 1.3%

Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868	12/01/23	19,237	18,913,584
Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,669,870
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.530%	5.832(c)	10/18/24	5,000	5,000,873

				28,584,327

Healthcare-Services 0.7%

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,540,040
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	4,007,582

				15,547,622

Household Products/Wares 0.5%

Avery Dennison Corp.,
Sr. Unsec’d. Notes	0.850	08/15/24	12,000	11,376,026

Insurance 4.8%

Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,103,619
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,845,945
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,000	22,283,767
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	2,000	1,973,443
Sec’d. Notes, 144A, MTN	3.600	08/05/25	22,500	21,748,924
Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,900,549

See Notes to Financial Statements.

Prudential Investment Portfolios 2 23

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500%	01/08/24	17,750	$17,337,013
Sec’d. Notes, 144A, SOFR + 0.450%	5.739(c)	04/12/24	2,750	2,747,694

				100,940,954

Internet 1.2%

Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	25,000	24,878,602

Iron/Steel 0.4%

Nucor Corp.,
Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,801,928

Machinery-Diversified 1.5%

CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	11,000	10,684,465
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	19,250	19,190,870
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	5.471(c)	10/11/24	2,122	2,119,161

				31,994,496

Media 1.2%

Comcast Corp., Gtd. Notes	5.250	11/07/25	7,000	7,038,033
Walt Disney Co. (The),
Gtd. Notes	3.700	10/15/25	20,000	19,409,113

				26,447,146

Mining 0.9%

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	18,750	18,671,556

Oil & Gas 0.7%

Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,576,580

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.0%

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700%	05/28/24	21,500	$20,640,486

Pipelines 1.4%

Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,328,045
Gtd. Notes	5.050	01/10/26	9,500	9,491,965
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,540,371
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	9,000	9,021,390

				30,381,771

Real Estate Investment Trusts (REITs) 1.4%

Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	5.786(c)	04/23/24	20,000	20,002,359
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.750	05/15/26	10,000	9,873,097

				29,875,456

Retail 2.4%

7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,804,069
Dollar General Corp.,
Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,642,743
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,804,584
Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,814,649
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,814,117
Walmart, Inc.,
Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,729,703

				51,609,865

See Notes to Financial Statements.

Prudential Investment Portfolios 2 25

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 1.7%

Intel Corp., Sr. Unsec’d. Notes	2.600%	05/19/26	9,000	$8,497,440
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	27,735,129

				36,232,569

Software 0.7%

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,789,037

Telecommunications 3.0%

Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	12,000	11,540,781
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,778,220
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,969,278
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,609,465
Sr. Unsec’d. Notes, SOFR Index + 0.500%	5.737(c)	03/22/24	23,000	23,010,495

				62,908,239

Transportation 0.6%

Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	12,500	12,452,464

Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,250	5,226,276

TOTAL CORPORATE BONDS (cost $1,261,943,996)				1,242,475,777

TOTAL LONG-TERM INVESTMENTS (cost $1,587,173,301)				1,556,792,744

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description			Shares	Value

SHORT-TERM INVESTMENTS 25.7%

AFFILIATED MUTUAL FUND 2.2%
PGIM Core Government Money Market Fund (cost $46,286,092)			46,286,092	$46,286,092

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 10.4%
Banco Santander SA, SOFR + 0.800%	5.886%(c)	12/05/23	25,000	25,033,234
Bank of America NA	5.930	04/08/24	15,000	15,004,926
Bank of Nova Scotia (The), SOFR + 0.720% (Cap N/A, Floor 0.000%)	6.020(c)	08/16/23	12,000	12,002,717
BNP Paribas SA, SOFR + 0.530%	5.830(c)	04/08/24	15,000	15,001,576
Credit Industriel et Commercial, SOFR + 0.420%	5.720(c)	10/18/23	12,500	12,504,801
SOFR + 0.440%	5.740(c)	01/17/24	15,000	15,006,190
Mizuho Bank Ltd., SOFR + 0.810%	6.120(c)	11/30/23	24,000	24,036,066
MUFG Bank Ltd.,
SOFR + 0.380%	5.690(c)	08/22/23	10,000	10,001,741
SOFR + 0.450%	5.760(c)	01/05/24	15,000	15,003,984
Natixis SA	5.000	09/27/23	15,000	14,985,724
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	6.150(c)	11/30/23	25,000	25,042,593
Svenska Handelsbanken, SOFR + 0.510% (Cap N/A, Floor 0.000%)	5.820(c)	03/25/24	15,000	15,004,312
Swedbank AB, SOFR + 0.680%	5.990(c)	03/20/24	10,000	10,016,870
Toronto-Dominion Bank (The)	4.800	09/22/23	12,000	11,986,075

TOTAL CERTIFICATES OF DEPOSIT (cost $220,500,113)				220,630,809

COMMERCIAL PAPER 13.1%
ABN AMRO Funding USA LLC,
144A	5.764(n)	01/05/24	15,000	14,630,412
Alimentation Couche-Tard, Inc.,
144A	5.528(n)	08/21/23	5,000	4,983,841
Australia & New Zealand Banking Group Ltd.,
144A, SOFR + 0.610%	5.910(c)	09/28/23	25,000	25,015,932
Bell Canada,
144A	5.476(n)	08/14/23	10,600	10,577,262
CDP Financial, Inc.,
144A	5.814(n)	04/01/24	15,000	14,427,925

See Notes to Financial Statements.

Prudential Investment Portfolios 2 27

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)

Citigroup Global Markets, Inc.,
144A, SOFR + 0.650%	5.960%(c)	09/20/23	15,000	$15,009,764
ERP Operating LP,
144A	5.578(n)	08/28/23	9,200	9,160,594
Glencore Funding LLC,
144A	5.736(n)	09/21/23	20,000	19,835,131
Hitachi America Capital Ltd.,
144A	5.506(n)	08/03/23	10,000	9,995,450
ING (U.S.) Funding LLC,
144A, SOFR + 0.550%	5.860(c)	05/07/24	15,000	14,999,822
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.841(n)	04/08/24	15,000	14,420,190
Nutrien Ltd.,
144A	5.678(n)	09/22/23	3,000	2,975,567
Ontario Teachers’ Finance Trust,
144A	5.837(n)	04/03/24	15,000	14,428,298
Ryder System, Inc.	5.527(n)	08/14/23	7,000	6,985,137
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.530%	5.840(c)	04/08/24	15,000	15,004,856
Societe Generale SA,
144A, SOFR + 0.820%	6.120(c)	12/11/23	25,000	25,047,210
TransCanada PipeLines Ltd.,
144A	5.667(n)	09/20/23	7,000	6,944,675
144A	5.715(n)	09/22/23	10,000	9,917,703
UDR, Inc.,
144A	5.625(n)	08/25/23	10,000	9,961,896
144A	5.628(n)	08/29/23	5,000	4,977,795
Ventas Realty LP,
144A	5.501(n)	08/01/23	4,100	4,099,378
Vulcan Materials Co.,
144A	5.524(n)	08/15/23	10,000	9,976,625

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)

Western Union Co. (The), 144A	5.501%(n)	08/01/23	15,000	$14,997,717

TOTAL COMMERCIAL PAPER (cost $278,316,880)				278,373,180

TOTAL SHORT-TERM INVESTMENTS (cost $545,103,085)				545,290,081

TOTAL INVESTMENTS 98.9% (cost $2,132,276,386)				2,102,082,825
Other assets in excess of liabilities(z) 1.1%				24,041,822

NET ASSETS 100.0%				$2,126,124,647

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at July 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
112	1 Month SOFR	Jul. 2023	$44,290,210	$23,130
112	1 Month SOFR	Aug. 2023	44,194,535	(58,543)

				$(35,413)

See Notes to Financial Statements.

Prudential Investment Portfolios 2 29

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Interest rate swap agreements outstanding at July 31, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
27,000	09/23/23	4.220%(T)	1 Day SOFR(1)(T)/5.310%	$21,046	$95,213	$74,167
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)/5.310%	—	1,759,577	1,759,577
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)/5.310%	—	469,795	469,795
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/5.330%	24,122	975,831	951,709
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/5.330%	58,857	2,356,168	2,297,311
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/5.310%	—	791,056	791,056
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/5.330%	—	598,610	598,610
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/5.330%	—	848,430	848,430
13,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/5.310%	78,331	387,417	309,086
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/5.310%	(14,235)	2,469,841	2,484,076
2,750	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/5.330%	—	137,388	137,388
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/5.330%	—	1,045,064	1,045,064
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/5.310%	—	2,212,973	2,212,973
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/5.310%	927,702	4,373,267	3,445,565
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)/5.330%	—	1,313,835	1,313,835
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)/5.330%	(1,163)	2,412,123	2,413,286
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)/5.310%	—	989,205	989,205
29,460	03/30/25	2.418%(A)	1 Day SOFR(1)(A)/5.310%	171,225	1,471,030	1,299,805
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/5.310%	105,148	1,034,609	929,461
550	06/29/25	3.083%(A)	1 Day SOFR(1)(A)/5.310%	11,528	18,572	7,044
88,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/5.310%	(646,552)	2,992,671	3,639,223

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Interest rate swap agreements outstanding at July 31, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
53,000	08/17/25	2.957%(A)	1 Day SOFR(1)(A)/5.310%	$116,009	$2,482,505	$2,366,496
145,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/5.310%	1,113,438	4,986,163	3,872,725
37,850	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/5.310%	55,674	751,052	695,378
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/5.310%	(11,542)	120,288	131,830
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/5.310%	—	35,125	35,125
100,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/5.310%	60,366	1,793,306	1,732,940
5,250	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/5.310%	(372)	129,137	129,509
11,350	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/5.330%	—	83,222	83,222
27,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/5.310%	36,145	121,888	85,743
10,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/5.310%	—	274,822	274,822

				$2,105,727	$39,530,183	$37,424,456

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$15,680,000	$—
JPS	350,000	—

Total	$16,030,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 31

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$854,829	$—
Home Equity Loans	—	14,157,321	—
Residential Mortgage-Backed Securities	—	5,138,915	—
Certificates of Deposit	—	42,051,713	—
Commercial Mortgage-Backed Securities	—	252,114,189	—
Corporate Bonds.	—	1,242,475,777	—
Short-Term Investments
Affiliated Mutual Fund	46,286,092	—	—
Certificates of Deposit	—	220,630,809	—
Commercial Paper	—	278,373,180	—

Total	$46,286,092	$2,055,796,733	$—

Other Financial Instruments*
Assets
Futures Contracts	$23,130	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	37,424,456	—

Total	$23,130	$37,424,456	$—

Liabilities
Futures Contracts	$(58,543)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2023 were as follows:

Commercial Paper	13.1%
Certificates of Deposit	12.4
Commercial Mortgage-Backed Securities	11.9

Banks	9.6%
Auto Manufacturers	6.3
Electric	5.3

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Industry Classification (continued):

Insurance	4.8%
Telecommunications	3.0
Retail	2.4
Computers	2.3
Affiliated Mutual Fund	2.2
Beverages	2.0
Chemicals	2.0
Semiconductors	1.7
Foods	1.6
Machinery-Diversified	1.5
Pipelines	1.4
Real Estate Investment Trusts (REITs)	1.4
Healthcare-Products	1.3
Media	1.2
Internet	1.2
Pharmaceuticals	1.0
Mining	0.9
Agriculture	0.8
Oil & Gas	0.7
Healthcare-Services	0.7
Electronics	0.7

Home Equity Loans	0.7%
Software	0.7
Cosmetics/Personal Care	0.6
Transportation	0.6
Household Products/Wares	0.5
Biotechnology	0.5
Diversified Financial Services	0.5
Iron/Steel	0.4
Commercial Services	0.3
Trucking & Leasing	0.3
Residential Mortgage-Backed Securities	0.2
Aerospace & Defense	0.2
Automobiles	0.0 *

98.9
Other assets in excess of liabilities	1.1

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$23,130	*	Due from/to broker-variation margin futures	$58,543	*

See Notes to Financial Statements.

Prudential Investment Portfolios 2 33

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$37,424,456	*	—	$—

		$37,447,586			$58,543

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$10,319	$17,694,403

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(35,413)	$(3,337,189)

For the six months ended July 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 29,494,915
Interest Rate Swap Agreements (1)	1,314,706,667

*	Average volume is based on average quarter end balances as noted for the six months ended July 31, 2023. (1) Notional Amount in USD.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2023

Assets
Investments at value:
Unaffiliated investments (cost $2,085,990,294)	$2,055,796,733
Affiliated investments (cost $46,286,092)	46,286,092
Deposit with broker for centrally cleared/exchange-traded derivatives	16,030,000
Interest receivable	14,501,352
Prepaid expenses and other assets	27,180

Total Assets	2,132,641,357

Liabilities
Dividends payable	5,591,872
Due to broker—variation margin swaps	754,563
Accrued expenses and other liabilities	91,073
Management fee payable	61,775
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	760

Total Liabilities	6,516,710

Net Assets	$2,126,124,647

Net assets were comprised of:
Paid-in capital	$2,168,298,030
Total distributable earnings (loss)	(42,173,383)

Net assets, July 31, 2023	$2,126,124,647

Net asset value and redemption price per share ($2,126,124,647 ÷ 232,499,731 shares of beneficial interest issued and outstanding)	$9.14

See Notes to Financial Statements.

Prudential Investment Portfolios 2 35

PGIM Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2023

Net Investment Income (Loss)
Income
Interest income	$46,818,001
Affiliated dividend income	1,419,886
Unaffiliated dividend income	309,506

Total income	48,547,393

Expenses
Management fee	356,618
Custodian and accounting fees	55,557
Transfer agent’s fees and expenses (including affiliated expense of $49,605)	49,605
Audit fee	19,166
Professional fees	15,052
Shareholders’ reports	7,047
Trustees’ fees	4,760
Miscellaneous	24,912

Total expenses	532,717

Net investment income (loss)	48,014,676

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(7,132,740)
Futures transactions	10,319
Swap agreement transactions	17,694,403

10,571,982

Net change in unrealized appreciation (depreciation) on:
Investments	7,349,692
Futures	(35,413)
Swap agreements	(3,337,189)
Foreign currencies	(4)

3,977,086

Net gain (loss) on investment and foreign currency transactions	14,549,068

Net Increase (Decrease) In Net Assets Resulting From Operations	$62,563,744

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets (unaudited)

as of July 31, 2023

	Six Months Ended	Year Ended

	July 31, 2023	January 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$48,014,676	$58,085,838
Net realized gain (loss) on investment transactions	10,571,982	(2,607,665)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,977,086	4,206,483

Net increase (decrease) in net assets resulting from operations	62,563,744	59,684,656

Dividends and Distributions
Distributions from distributable earnings	(63,239,009)	(65,307,696)

Fund share transactions
Net proceeds from shares sold (0 and 52,766,098 shares,respectively)	—	480,737,404
Net asset value of shares issued in reinvestment of dividends and distributions (2,387,487 and 2,095,470 shares, respectively)	21,800,368	19,103,306
Cost of shares purchased (65,735,430 and 13,880,816 shares,respectively)	(600,000,000)	(126,421,162)

Net increase (decrease) in net assets from Fund share transactions	(578,199,632)	373,419,548

Total increase (decrease)	(578,874,897)	367,796,508

Net Assets:
Beginning of period	2,704,999,544	2,337,203,036

End of period	$2,126,124,647	$2,704,999,544

See Notes to Financial Statements.

Prudential Investment Portfolios 2 37

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2023		Year Ended January 31,
			2023		2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$9.17		$9.23		$9.21	$9.22	$9.28
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.21		0.11		0.18	0.27	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		(0.01	)(b)	(0.09)		(0.03)	0.02	(0.04)
Total from investment operations	0.23		0.20		0.02		0.15	0.29	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.23)		(0.08)		(0.12)	(0.29)	(0.28)
Tax return of capital distributions	-		-		(0.00	)(c)	(0.01)	-	-
Distributions from net realized gains	-		-		-		-	(0.01)	-
Total dividends and distributions	(0.23)		(0.23)		(0.08)		(0.13)	(0.30)	(0.28)
Net asset value, end of period	$9.14		$9.14		$9.17		$9.23	$9.21	$9.22
Total Return(d):	2.61%		2.17%		0.24%		1.67%	3.16%	2.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,126,125		$2,705,000		$2,337,203		$2,749,526	$2,711,895	$2,911,225
Average net assets (000)	$2,455,914		$2,569,179		$2,704,291		$2,734,881	$2,860,307	$2,997,474
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.04	%(f)	0.04%		0.04%		0.04%	0.04%	0.03%
Expenses before waivers and/or expense reimbursement	0.04	%(f)	0.04%		0.04%		0.04%	0.04%	0.03%
Net investment income (loss)	3.94	%(f)	2.26%		1.20%		1.92%	2.91%	2.76%
Portfolio turnover rate(g)	5%		44%		26%		54%	43%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited) (continued)

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 39

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 10.3%

CERTIFICATES OF DEPOSIT 6.9%
Bank of America NA, SOFR + 0.700%	6.010%(c)	07/08/24	112,000	$112,013,282
Bank of Montreal, SOFR + 0.640%	5.940(c)	07/22/24	150,000	149,978,141
BNP Paribas SA, SOFR + 0.650%	5.950(c)	07/08/24	75,000	75,016,985
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	6.110(c)	12/11/23	16,500	16,534,226
Citibank NA, SOFR + 0.680% (Cap N/A, Floor 0.000%)	5.980(c)	06/12/24	36,000	36,027,532
Royal Bank of Canada, SOFR + 0.730% (Cap N/A, Floor 0.000%)	6.030(c)	08/11/23	150,000	150,024,446
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	6.020(c)	08/02/23	100,000	100,000,000
Svenska Handelsbanken, SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.940(c)	07/08/24	156,500	156,565,760
Swedbank AB,
SOFR + 0.640%	5.940(c)	07/19/24	100,000	100,011,811
SOFR + 0.720%	6.020(c)	08/08/23	95,000	95,012,841
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.950(c)	07/03/24	60,000	60,017,909
SOFR + 0.670%	5.980(c)	03/25/24	100,000	100,101,212
Wells Fargo Bank NA,
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.940(c)	06/07/24	135,000	135,083,628
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.960(c)	05/13/24	98,000	98,086,223

TOTAL CERTIFICATES OF DEPOSIT (cost $1,384,000,000)				1,384,473,996

COMMERCIAL PAPER 0.1%
Societe Generale SA,
144A, SOFR + 0.820% (cost $25,000,000)	6.120(c)	12/11/23	25,000	25,047,210

CORPORATE BONDS 1.2%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.631(c)	02/22/24	111,500	111,532,015
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.920(c)	06/13/24	60,000	60,113,400

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.050%(c)	12/11/23	67,500	$67,609,418

TOTAL CORPORATE BONDS (cost $239,000,000)				239,254,833

MUNICIPAL BONDS 0.6%

Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	5.200(cc)	01/01/61	50,000	50,000,000

Illinois 0.1%
Illinois Finance Authority, Taxable, Revenue Bonds	5.350(cc)	10/01/42	23,500	23,500,000

Texas 0.2%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.330(cc)	08/01/45	43,000	43,000,000

TOTAL MUNICIPAL BONDS (cost $116,500,000)				116,500,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.5%
Federal Home Loan Bank	5.400	03/27/24	148,000	147,474,135
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/14/24	50,000	50,009,423
Federal National Mortgage Assoc.	5.420	03/28/24	95,000	94,666,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $293,000,000)				292,150,383

TOTAL LONG-TERM INVESTMENTS (cost $2,057,500,000)				2,057,426,422

SHORT-TERM INVESTMENTS 89.4%

CERTIFICATES OF DEPOSIT 13.9%
Banco Santander SA, SOFR + 0.500%	5.800(c)	12/05/23	95,000	95,027,658

See Notes to Financial Statements.

Prudential Investment Portfolios 2 41

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Bank of America NA	5.930%	04/08/24	83,000	$83,027,259
Bank of Montreal,
SOFR + 0.570%	5.870(c)	01/17/24	34,000	34,030,838
SOFR + 0.780%	6.080(c)	11/10/23	225,000	225,315,621
Bank of Nova Scotia (The), SOFR + 0.720% (Cap N/A, Floor 0.000%)	6.020(c)	08/16/23	140,000	140,031,695
BNP Paribas Fortis SA	5.190	12/15/23	40,000	39,906,463
BNP Paribas SA,
SOFR + 0.410%	5.710(c)	08/07/23	20,000	20,001,166
SOFR + 0.550%	5.850(c)	04/11/24	75,000	75,015,160
BNP Paribas SA	5.190	12/15/23	50,000	49,883,079
BNP Paribas SA	5.200	12/01/23	30,500	30,441,113
Citibank NA,
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.900(c)	09/22/23	144,000	144,086,805
SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.000(c)	12/13/23	29,000	29,038,482
SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.050(c)	08/10/23	6,000	6,000,418
Credit Agricole Corporate & Investment Bank	5.250	08/01/23	70,000	69,999,896
Credit Agricole Corporate & Investment Bank	5.320	08/07/23	50,000	50,000,000
Credit Agricole Corporate & Investment Bank	5.490	11/03/23	127,000	126,945,931
Credit Industriel et Commercial,
SOFR + 0.420%	5.720(c)	10/18/23	65,000	65,024,965
SOFR + 0.440%	5.740(c)	01/17/24	35,000	35,014,442
Mitsubishi UFJ Trust and Banking Corp.	5.300	08/02/23	128,000	128,000,000
Mitsubishi UFJ Trust and Banking Corp.	5.330	08/07/23	165,000	165,000,330
Mizuho Bank Ltd.,
SOFR + 0.210%	5.510(c)	08/14/23	4,000	4,000,151
SOFR + 0.810%	6.110(c)	11/30/23	56,000	56,084,153
Natixis SA	5.450	11/20/23	2,000	1,998,322
Royal Bank of Canada, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.000(c)	10/06/23	140,000	140,122,448
State Street Bank & Trust Co., SOFR + 0.520%	5.820(c)	03/05/24	140,000	140,078,525
Sumitomo Mitsui Banking Corp.,
SOFR + 0.150%	5.450(c)	08/15/23	15,000	15,000,243
SOFR + 0.310%	5.610(c)	08/07/23	20,000	20,000,779
SOFR + 0.380%	5.680(c)	08/24/23	25,000	25,003,439
SOFR + 0.850%	6.150(c)	11/30/23	60,000	60,102,224
Svenska Handelsbanken,
SOFR + 0.240%	5.540(c)	09/07/23	25,000	25,001,849
SOFR + 0.420%	5.720(c)	09/22/23	100,000	100,033,923
Swedbank AB, SOFR + 0.680%	5.980(c)	03/20/24	45,000	45,075,916
Toronto-Dominion Bank (The), USOIS + 0.520%	5.850(c)	01/22/24	95,000	95,060,281

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Truist Bank	5.130%	10/31/23	115,000	$114,856,406
Truist Bank	5.150	10/31/23	60,000	59,928,260
Wells Fargo Bank NA,
SOFR + 0.430% (Cap N/A, Floor 0.000%)	5.730(c)	12/15/23	120,000	120,052,058
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.850(c)	01/05/24	96,000	96,089,795
Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.850(c)	05/10/24	50,000	50,010,097

TOTAL CERTIFICATES OF DEPOSIT (cost $2,779,504,261)				2,780,290,190

COMMERCIAL PAPER 26.7%
Automatic Data Processing, Inc.,
144A	5.322(n)	08/02/23	50,000	49,985,241
Bank of America Securities, Inc.,
144A, SOFR + 0.750%	5.300(c)	08/01/23	70,000	70,000,000
144A, SOFR + 0.850%	5.300(c)	10/18/23	37,000	37,041,584
Bank of Montreal,
144A, SOFR + 0.600%	5.900(c)	05/01/24	82,250	82,277,265
Bank of Nova Scotia (The),
144A, SOFR + 0.740%	6.040(c)	12/06/23	35,000	35,053,600
Banner Health	5.568(n)	09/20/23	14,000	13,890,639
BNP Paribas SA,
144A, SOFR + 0.720%	6.020(c)	08/04/23	120,000	120,008,136
BPCE SA,
144A	5.462(n)	12/15/23	42,000	41,109,249
Cargill Global Funding PLC,
144A	5.326(n)	08/07/23	20,000	19,979,000
Cargill, Inc.,
144A	5.326(n)	08/07/23	18,000	17,981,100
CDP Financial, Inc.,
144A	5.255(n)	08/21/23	26,000	25,919,435
144A	5.814(n)	04/01/24	30,000	28,855,850
144A, SOFR + 0.430%	5.740(c)	09/21/23	90,000	90,024,839
144A, SOFR + 0.500%	5.810(c)	01/18/24	40,000	40,019,297
144A, SOFR + 0.540%	5.310(c)	01/12/24	84,500	84,556,009
144A, SOFR + 0.780%	6.090(c)	11/03/23	36,500	36,544,669
Citigroup Global Markets Holdings, Inc.,
144A	5.795(n)	03/07/24	53,000	51,138,935
Citigroup Global Markets, Inc.,
144A, SOFR + 0.650%	5.960(c)	09/20/23	218,500	218,642,226
Export Development Corp.	5.266(n)	09/25/23	131,000	129,902,249

See Notes to Financial Statements.

Prudential Investment Portfolios 2 43

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Export Development Corp.	5.291%(n)	09/26/23	70,000	$69,402,608
Export Development Corp.	5.417(n)	10/04/23	47,000	46,542,429
Export Development Corp.	5.664(n)	01/04/24	50,000	48,812,906
Federation Des Caisses Desjardins,
144A	5.183(n)	08/14/23	107,000	106,778,796
144A	5.291(n)	08/03/23	116,000	115,948,670
144A	5.376(n)	02/12/24	32,000	31,023,659
144A	5.388(n)	09/12/23	5,500	5,464,814
144A	5.471(n)	09/27/23	28,100	27,856,571
144A	5.501(n)	09/05/23	46,000	45,753,532
144A	5.517(n)	10/05/23	20,000	19,802,513
144A	5.557(n)	10/19/23	65,000	64,220,000
144A	5.558(n)	10/27/23	40,000	39,471,218
144A	5.641(n)	12/20/23	34,681	33,925,879
144A	5.764(n)	01/17/24	65,000	63,287,557
Hydro-Quebec,
144A	5.140(n)	08/02/23	70,000	69,979,610
ING (U.S.) Funding LLC,
144A	5.505(n)	11/03/23	11,000	10,841,479
144A, SOFR + 0.460%	5.770(c)	09/29/23	50,000	50,032,247
144A, SOFR + 0.550%	5.860(c)	05/07/24	112,000	111,998,669
John Deere Ltd.,
144A	5.268(n)	08/08/23	71,000	70,916,535
144A	5.361(n)	09/18/23	41,000	40,703,505
JPMorgan Securities LLC,
144A	5.150	11/03/23	128,000	127,777,349
144A	5.310	01/25/24	120,000	119,698,288
144A	5.400	02/02/24	97,000	96,780,003
144A	5.816(n)	03/25/24	90,000	86,630,515
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.242(n)	09/25/23	20,000	19,834,582
144A	5.450(n)	10/11/23	16,000	15,829,760
144A	5.455(n)	10/17/23	11,050	10,922,630
144A	5.550(n)	12/06/23	7,500	7,356,560
144A	5.781(n)	03/18/24	35,000	33,762,097
144A	5.782(n)	03/19/24	38,000	36,649,928
144A	5.789(n)	04/15/24	53,000	50,893,287
144A	5.797(n)	05/14/24	17,000	16,249,416
144A	5.805(n)	03/21/24	50,000	48,208,275
144A	5.821(n)	03/07/24	30,250	29,231,970
144A	5.824(n)	06/12/24	20,000	19,031,389

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	5.850%(n)	04/05/24	50,000	$48,091,000
144A	5.865(n)	06/10/24	20,000	19,037,150
144A	5.870(n)	06/14/24	9,000	8,561,455
Mitsubishi Corp.,
144A	5.272(n)	08/01/23	10,000	9,998,519
144A	5.365(n)	08/21/23	50,000	49,844,191
144A	5.398(n)	09/01/23	49,000	48,766,412
144A	5.432(n)	09/20/23	23,000	22,824,343
144A	5.449(n)	09/27/23	60,000	59,478,193
144A	5.457(n)	09/25/23	48,500	48,092,902
144A	5.472(n)	09/26/23	50,000	49,572,738
National Australia Bank Ltd.,
144A, SOFR + 0.450%	5.750(c)	10/06/23	65,000	65,030,156
144A, SOFR + 0.520%	5.820(c)	02/16/24	5,000	5,004,063
National Securities Clearing Corp.,
144A	5.302(n)	08/17/23	25,000	24,937,324
144A	5.351(n)	09/20/23	134,000	132,983,442
144A	5.355(n)	09/22/23	50,000	49,605,591
Natixis SA	5.495(n)	09/01/23	4,500	4,478,812
OMERS Finance Trust,
144A	5.240(n)	08/03/23	23,000	22,989,823
Ontario Teachers’ Finance Trust,
144A	5.319(n)	11/06/23	20,000	19,711,281
144A	5.837(n)	04/03/24	16,000	15,390,184
Province of Alberta,
144A	5.208(n)	08/09/23	100,000	99,867,975
144A	5.363(n)	09/22/23	75,000	74,414,239
144A	5.365(n)	09/21/23	64,000	63,509,582
144A	5.378(n)	09/18/23	50,000	49,639,101
144A	5.485(n)	10/20/23	50,000	49,400,263
PSP Capital, Inc.,
144A	5.239(n)	08/30/23	48,000	47,788,000
144A	5.264(n)	10/02/23	25,000	24,766,813
Royal Bank of Canada,
144A, USOIS + 0.630%	5.710(c)	07/11/24	100,000	100,015,694
Sanofi SA,
144A	5.361(n)	09/14/23	135,000	134,103,937
144A	5.390(n)	09/25/23	110,000	109,092,598
Sentara Healthcare	5.280	08/08/23	10,000	9,998,708
Skandinaviska Enskilda Banken AB,
144A	5.824(n)	03/22/24	30,000	28,904,117

See Notes to Financial Statements.

Prudential Investment Portfolios 2 45

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Skandinaviska Enskilda Banken AB, (cont’d.)
144A, SOFR + 0.500%	5.810%(c)	12/22/23	34,000	$34,027,748
144A, SOFR + 0.530%	5.840(c)	04/08/24	60,000	60,019,423
144A, SOFR + 0.630%	5.940(c)	07/19/24	100,000	100,011,842
144A, SOFR + 0.650%	5.310(c)	05/31/24	110,000	110,088,801
STE Transcore Holdings, Inc.,
144A	5.217(n)	08/07/23	50,000	49,947,986
144A	5.355(n)	08/28/23	87,500	87,133,725
Swedbank AB,
SOFR + 0.380%	5.680(c)	08/07/23	4,000	4,000,210
SOFR + 0.480%	5.780(c)	10/06/23	100,000	100,046,927
Texas A&M University	5.150	08/14/23	6,000	5,998,211
Texas Public Finance Auth.	5.250	08/04/23	40,000	39,996,960
Texas Public Finance Auth.	5.400	08/01/23	27,000	26,999,541
Texas Public Finance Auth.	5.400	08/02/23	25,000	24,999,158
Texas Public Finance Auth.	5.400	08/03/23	32,000	31,997,974
Texas Public Finance Auth.	5.400	08/07/23	15,600	15,598,027
TotalEnergies Capital Canada Ltd.,
144A	5.305(n)	08/02/23	58,500	58,482,710
Toyota Credit Canada, Inc.	5.979(n)	03/20/24	27,000	26,026,992
Toyota Credit Canada, Inc.	6.020(n)	04/19/24	22,000	21,107,349
Toyota Industries Commercial Finance, Inc.,
144A	5.195(n)	08/04/23	12,000	11,992,945
144A	5.363(n)	11/03/23	20,000	19,716,003
University of Texas System	5.300	09/13/23	13,299	13,292,331
University of Texas System	5.330	08/24/23	15,000	14,995,344
University of Texas System	5.380	08/30/23	15,000	14,998,698

TOTAL COMMERCIAL PAPER
(cost $5,352,711,681)				5,351,926,080

REPURCHASE AGREEMENTS 37.9%
BOS,
5.34%, dated 07/27/23, due 09/21/23 in the amount of $252,076,667 collateralized by U.S. Treasury Securities (coupon rates 1.875%-2.750%, maturity dates 06/30/26-05/31/29) with the aggregate value, including accrued interest, of $255,000,069.			250,000	250,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CA,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $226,746,377 collateralized by FNMA (coupon rates 2.500%-6.500%, maturity dates 06/01/42-06/01/53) with the aggregate value, including accrued interest, of $231,247,260.	226,713	$226,713,000
CF,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $1,250,184,028 collateralized by FFCSB (coupon rates 4.125%-4.375%, maturity dates 08/22/30-10/11/34), FHLMC (coupon rates 0.000%-8.500%, maturity dates 12/14/29-07/01/53), FNMA (coupon rates 0.000%-7.125%, maturity dates 05/01/27-06/01/62), GNMA (coupon rates 3.000%-7.000%, maturity dates 11/15/47-04/20/73) and U.S. Treasury Securities (coupon rates 0.000%-5.510%, maturity dates 08/31/23-02/15/51) with the aggregate value, including accrued interest, of $1,275,187,728.	1,250,000	1,250,000,000
CNRP,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $250,036,806 collateralized by FFCSB (coupon rates 2.140%-5.090%, maturity dates 12/06/27-12/06/28), FHLB (coupon rates 1.750%-5.500%, maturity dates 03/08/30-07/15/36), FHLMC (coupon rates 1.500%-8.000%, maturity dates 05/01/25-07/01/53), FNMA (coupon rates 1.500%-7.325%, maturity dates 08/25/23-08/01/56), GNMA (coupon rates 2.000%-7.500%, maturity dates 10/15/24-01/20/73) and TVA (coupon rates 0.000%-4.250%, maturity dates 09/15/25-09/15/65) with the aggregate value, including accrued interest, of $255,037,542.	250,000	250,000,000
DB,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $191,754,226 collateralized by FNMA (coupon rates 2.500%-6.000%, maturity dates 08/01/35-07/01/53) with the aggregate value, including accrued interest, of $195,560,520.	191,726	191,726,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 47

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING,
5.33%, dated 07/27/23, due 09/21/23 in the amount of $226,865,500 collateralized by FHLMC (coupon rates 2.500%-8.000%, maturity dates 06/01/35-03/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 06/01/27-05/01/58) and GNMA (coupon rates 3.500%-5.000%, maturity dates 03/20/49-09/20/52) with the aggregate value, including accrued interest, of $229,500,000.	225,000	$225,000,000
5.33%, dated 07/28/23, due 09/22/23 in the amount of $352,901,889 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 05/01/35-08/01/53), FNMA (coupon rates 1.500%-6.000%, maturity dates 05/01/33-05/01/58) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $357,000,001.	350,000	350,000,000
5.33%, dated 07/31/23, due 09/25/23 in the amount of $82,679,871 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 11/01/35-04/01/53), FNMA (coupon rates 2.000%-6.000%, maturity dates 05/01/41-07/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $83,640,000.	82,000	82,000,000
NORP,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $990,145,750 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 09/01/42-08/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 05/01/28-08/01/53) and GNMA (coupon rates 3.000%-5.000%, maturity dates 05/20/49-02/15/58) with the aggregate value, including accrued interest, of $1,009,948,665.	990,000	990,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NWS,
5.3%, dated 07/27/23, due 08/03/23 in the amount of $275,283,403 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.500%, maturity dates 02/29/24-11/15/32) with the aggregate value, including accrued interest, of $280,789,144.	275,000	$275,000,000
5.31%, dated 07/27/23, due 08/03/23 in the amount of $275,283,938 collateralized by FFCSB (coupon rates 0.875%-4.625%, maturity dates 08/26/24-03/09/29) and U.S. Treasury Securities (coupon rates 0.500%-3.625%, maturity dates 02/15/25-03/31/28) with the aggregate value, including accrued interest, of $280,789,676.	275,000	275,000,000
5.3%, dated 07/28/23, due 08/04/23 in the amount of $125,128,819 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 07/31/28) with the aggregate value, including accrued interest, of $127,631,472.	125,000	125,000,000
RBC,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $500,073,611 collateralized by U.S. Treasury Securities (coupon rates 2.000%-3.875%, maturity dates 11/15/26-05/15/32) with the aggregate value, including accrued interest, of $510,000,062.	500,000	500,000,000
RBD,
5.3%, dated 07/31/23, due 08/01/23 in the amount of $812,261,565 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.541%, maturity dates 09/07/23-08/15/51) with the aggregate value, including accrued interest, of $828,384,840.	812,142	812,142,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
SAN,
5.23%, dated 07/25/23, due 08/01/23 in the amount of $200,203,389 collateralized by FFCSB (coupon rates 1.550%-5.480%, maturity dates 08/15/29-09/01/44), FHLB (coupon rate 2.375%, maturity date 06/23/36), FHLMC (coupon rates 0.000%-6.000%, maturity dates 03/01/27-07/01/53), FNMA (coupon rates 1.530%-7.000%, maturity dates 10/01/27-06/01/53) and TVA (coupon rates 0.000%-5.500%, maturity dates 05/01/30-09/15/60) with the aggregate value, including accrued interest, of $204,207,457.	200,000	$200,000,000
5.27%, dated 07/26/23, due 08/02/23 in the amount of $200,204,944 collateralized by FFCSB (coupon rate 3.100%, maturity date 06/16/42), FHLB (coupon rate 2.070%, maturity date 06/29/40), FHLMC (coupon rates 0.000%-6.000%, maturity dates 03/15/31-07/01/53) and FNMA (coupon rates 0.000%-6.000%, maturity dates 02/01/27-07/01/53) with the aggregate value, including accrued interest, of $204,209,044.	200,000	200,000,000
5.3%, dated 07/31/23, due 08/01/23 in the amount of $500,073,611 collateralized by FFCSB (coupon rate 1.900%, maturity date 10/21/30), FHLB (coupon rates 1.400%-2.060%, maturity dates 09/27/29-09/29/31), FHLMC (coupon rates 0.000%-6.750%, maturity dates 06/01/24-07/01/53), FNMA (coupon rates 0.000%-6.500%, maturity dates 09/01/25-07/01/53) and TVA (coupon rates 0.000%-5.880%, maturity dates 06/15/35-09/15/65) with the aggregate value, including accrued interest, of $510,075,084.	500,000	500,000,000
5.305%, dated 07/31/23, due 08/01/23 in the amount of $100,014,736 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 09/01/42-07/01/53) and FNMA (coupon rates 4.000%-5.000%, maturity dates 07/01/38-07/01/53) with the aggregate value, including accrued interest, of $102,015,031.	100,000	100,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
WFS,
5.32%, dated 07/31/23, due 08/07/23 in the amount of $200,206,889 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 11/01/23-07/01/53) with the aggregate value, including accrued interest, of $204,211,027.			200,000	$200,000,000
5.31%, dated 07/31/23, due 08/01/23 in the amount of $600,088,500 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 01/01/25-01/01/59) with the aggregate value, including accrued interest, of $612,090,270.			600,000	600,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $7,602,581,000)				7,602,581,000

TIME DEPOSITS 4.7%
ABN AMRO Bank NV	5.295%	08/02/23	425,000	425,000,000
ABN AMRO Bank NV	5.330	08/03/23	170,000	170,000,000
ABN AMRO Bank NV	5.330	08/04/23	115,000	115,000,000
ABN AMRO Bank NV	5.330	08/07/23	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	5.300	08/01/23	75,000	75,000,000
Mizuho Bank Ltd.	5.320	08/01/23	60,000	60,000,000

TOTAL TIME DEPOSITS (cost $945,000,000)				945,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.7%
Federal Home Loan Bank,
SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.370(c)	08/01/23	125,000	125,000,000
SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	08/22/23	40,000	39,999,678
SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	09/25/23	60,000	60,005,223
SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	11/27/23	15,000	15,004,118
SOFR + 0.080% (Cap N/A, Floor 0.000%)	5.380(c)	10/23/23	60,000	60,011,887
SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	08/16/23	209,000	209,001,365
SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	09/14/23	76,000	76,006,368
SOFR + 0.095% (Cap N/A, Floor 0.000%)	5.395(c)	11/14/23	94,000	94,029,431
SOFR + 0.100% (Cap N/A, Floor 0.000%)	5.400(c)	09/21/23	205,000	205,024,352
SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/06/24	28,000	28,019,252
Federal Home Loan Bank	5.372(n)	10/27/23	39,700	39,212,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $951,195,347)				951,314,230

See Notes to Financial Statements.

Prudential Investment Portfolios 2 51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) 1.5%
U.S. Treasury Bills	5.053%	08/15/23	30,000	$29,938,502
U.S. Treasury Bills	5.099	08/01/23	19,000	19,000,000
U.S. Treasury Bills	5.171	08/08/23	80,000	79,918,586
U.S. Treasury Bills	5.299	10/24/23	52,000	51,363,607
U.S. Treasury Bills	5.313	10/10/23	65,000	64,335,194
U.S. Treasury Bills	5.374	09/07/23	51,600	51,320,846

TOTAL U.S. TREASURY OBLIGATIONS (cost $295,888,924)				295,876,735

TOTAL SHORT-TERM INVESTMENTS (cost $17,926,881,213)				17,926,988,235

TOTAL INVESTMENTS 99.7% (cost $19,984,381,213)				19,984,414,657
Other assets in excess of liabilities 0.3%				56,708,747

NET ASSETS 100.0%				$20,041,123,404

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,384,473,996	$—
Commercial Paper	—	25,047,210	—
Corporate Bonds	—	239,254,833	—
Municipal Bonds.	—	116,500,000	—
U.S. Government Agency Obligations	—	292,150,383	—
Short-Term Investments
Certificates of Deposit	—	2,780,290,190	—
Commercial Paper	—	5,351,926,080	—
Repurchase Agreements	—	7,602,581,000	—
Time Deposits	—	945,000,000	—
U.S. Government Agency Obligations	—	951,314,230	—
U.S. Treasury Obligations	—	295,876,735	—

Total	$—	$19,984,414,657	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2023 were as follows:

Repurchase Agreements	37.9%
Commercial Paper	26.8
Certificates of Deposit	20.8
U.S. Government Agency Obligations	6.2
Time Deposits	4.7
U.S. Treasury Obligations	1.5
Corporate Bonds	1.2

Municipal Bonds	0.6%

99.7
Other assets in excess of liabilities	0.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BOS	$250,000,000	$(250,000,000)	$—
Repurchase Agreement	CA	226,713,000	(226,713,000)	—
Repurchase Agreement	CF	1,250,000,000	(1,250,000,000)	—
Repurchase Agreement	CNRP	250,000,000	(250,000,000)	—
Repurchase Agreement	DB	191,726,000	(191,726,000)	—
Repurchase Agreements	ING	657,000,000	(657,000,000)	—
Repurchase Agreement	NORP	990,000,000	(990,000,000)	—
Repurchase Agreements	NWS	675,000,000	(675,000,000)	—
Repurchase Agreement	RBC	500,000,000	(500,000,000)	—
Repurchase Agreement	RBD	812,142,000	(812,142,000)	—
Repurchase Agreements	SAN	1,000,000,000	(1,000,000,000)	—
Repurchase Agreements	WFS	800,000,000	(800,000,000)	—

		$7,602,581,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2023

Assets
Investments at value:
Unaffiliated investments (cost $12,381,800,213)	$12,381,833,657
Repurchase Agreements (cost $7,602,581,000)	7,602,581,000
Cash	306,033
Interest receivable	56,749,319

Total Assets	20,041,470,009

Liabilities
Custodian and accounting fees payable	220,098
Management fee payable	88,371
Affiliated transfer agent fee payable	16,667
Audit fees payable	12,398
Accrued expenses and other liabilities	8,310
Trustees’ fees payable	761

Total Liabilities	346,605

Net Assets	$20,041,123,404

Net assets were comprised of:
Paid-in capital	$20,041,095,728
Total distributable earnings (loss)	27,676

Net assets, July 31, 2023	$20,041,123,404

Net asset value and redemption price per share ($20,041,123,404 ÷ 20,041,884,877 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2 55

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2023

Net Investment Income (Loss)
Interest income	$501,299,573

Expenses
Management fee	511,432
Custodian and accounting fees	219,451
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,072
Insurance expense	37,977
Professional fees	13,186
Audit fee	12,397
Shareholders’ reports	6,631
Trustees’ fees	4,760
Miscellaneous	11,079

Total expenses	866,985

Net investment income (loss)	500,432,588

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	36,413
Net change in unrealized appreciation (depreciation) on investments	(8,520,827)

Net gain (loss) on investment transactions	(8,484,414)

Net Increase (Decrease) In Net Assets Resulting From Operations	$491,948,174

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$500,432,588	$481,146,066
Net realized gain (loss) on investment transactions	36,413	1,614,189
Net change in unrealized appreciation (depreciation) on investments	(8,520,827)	11,250,063

Net increase (decrease) in net assets resulting from operations	491,948,174	494,010,318

Dividends and Distributions
Distributions from distributable earnings	(500,469,754)	(484,618,585)

Fund share transactions
Net proceeds from shares sold (54,422,922,125 and 147,040,516,780 shares, respectively)	54,422,922,215	147,040,516,797
Net asset value of shares issued in reinvestment of dividends and distributions (500,403,954 and 483,202,961 shares, respectively)	500,403,954	483,202,961
Cost of shares purchased (55,679,954,378 and 150,089,382,477 shares, respectively)	(55,679,954,378)	(150,089,382,477)

Net increase (decrease) in net assets from Fund share transactions	(756,628,209)	(2,565,662,719)

Total increase (decrease)	(765,149,789)	(2,556,270,986)

Net Assets:
Beginning of period	20,806,273,193	23,362,544,179

End of period	$20,041,123,404	$20,806,273,193

See Notes to Financial Statements.

Prudential Investment Portfolios 2 57

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31,		Year Ended January 31,
	2023		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02	-(b	)	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	-(b	)	-(b )	-(b	)	-(b )	-(b )	-(b )
Total from investment operations	0.03		0.02	-(b	)	0.01	0.02	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.02)	-(b	)	(0.01)	(0.02)	(0.02)
Distributions from net realized gains	-		-(b )	-		-	-	-
Total dividends and distributions	(0.03)		(0.02)	-		(0.01)	(0.02)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c):	2.58%		2.20%	0.13%		0.65%	2.38%	2.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,041,123		$20,806,273	$23,362,544		$30,965,633	$20,215,337	$20,975,373
Average net assets (000)	$19,613,267		$23,381,342	$31,545,754		$28,757,423	$20,937,015	$21,560,540
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	-	%(b)	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	0.01%	-	%(b)	0.01%	0.01%	0.01%
Net investment income (loss)	5.15	%(d)	2.06%	0.12%		0.59%	2.35%	2.14%
Portfolio turnover rate(e)	63%		90%	72%		114%	61%	94%

(a)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited) (continued)

(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 59

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.7%

CERTIFICATES OF DEPOSIT 25.3%
Banco Santander SA (Spain), SOFR + 0.500%	5.800%(c)	12/05/23	70,000	$70,020,380
Bank of America NA	5.930	04/08/24	50,000	50,016,421
Bank of America NA, SOFR + 0.700%	6.010(c)	07/08/24	30,000	30,003,558
Bank of Montreal (Canada),
SOFR + 0.570%	5.870(c)	01/17/24	85,000	85,077,094
SOFR + 0.640%	5.940(c)	07/22/24	125,000	124,981,784
SOFR + 0.800%	6.100(c)	11/07/23	49,250	49,319,897
Bank of Nova Scotia (The) (Canada),
SOFR + 0.720% (Cap N/A, Floor 0.000%)	6.020(c)	08/16/23	9,000	9,002,038
BNP Paribas Fortis SA (Belgium)	5.190	12/15/23	60,000	59,859,695
BNP Paribas SA (France),
SOFR + 0.410%	5.710(c)	08/07/23	15,000	15,000,875
SOFR + 0.550%	5.850(c)	04/11/24	25,000	25,005,053
SOFR + 0.650%	5.950(c)	07/08/24	50,000	50,011,323
BNP Paribas SA	5.190	12/15/23	46,500	46,391,263
BNP Paribas SA	5.200	12/01/23	25,500	25,450,767
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.810% (Cap N/A, Floor 0.000%)	6.110(c)	12/11/23	158,500	158,828,780
Citibank NA,
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.900(c)	09/22/23	50,000	50,030,140
SOFR + 0.680% (Cap N/A, Floor 0.000%)	5.980(c)	06/12/24	109,500	109,583,745
SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.000(c)	12/13/23	15,000	15,019,904
Cooperatieve Rabobank UA	5.340	09/29/23	37,000	36,994,667
Credit Agricole Corporate & Investment Bank	5.250	08/01/23	75,000	74,999,888
Credit Agricole Corporate & Investment Bank	5.320	08/07/23	40,000	40,000,000
Credit Agricole Corporate & Investment Bank	5.320	08/09/23	37,750	37,749,032
Credit Agricole Corporate & Investment Bank	5.490	11/03/23	113,000	112,951,891
Credit Industriel et Commercial (France),
SOFR + 0.420%	5.720(c)	10/18/23	65,000	65,024,965
SOFR + 0.440%	5.740(c)	01/17/24	18,000	18,007,428
Mitsubishi UFJ Trust and Banking Corp.	5.300	08/02/23	240,000	240,000,134
Mitsubishi UFJ Trust and Banking Corp.	5.330	08/07/23	77,000	77,000,154
Mizuho Bank Ltd. (Japan),
SOFR + 0.210%	5.510(c)	08/14/23	3,000	3,000,113
SOFR + 0.810%	6.110(c)	11/30/23	40,000	40,060,110
Natixis SA	5.340	09/07/23	6,700	6,699,180
Natixis SA	5.380	10/05/23	1,500	1,499,440
Natixis SA	5.450	11/20/23	125,000	124,895,129

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Royal Bank of Canada (Canada),
SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.000%(c)	10/06/23	80,000	$80,069,970
SOFR + 0.730% (Cap N/A, Floor 0.000%)	6.030(c)	08/11/23	42,000	42,006,845
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	6.020(c)	08/02/23	30,000	30,000,000
State Street Bank & Trust Co.,
SOFR + 0.520%	5.820(c)	03/05/24	112,000	112,062,820
Sumitomo Mitsui Banking Corp. (Japan),
SOFR + 0.150%	5.450(c)	08/15/23	55,000	55,000,891
SOFR + 0.310%	5.610(c)	08/07/23	15,000	15,000,585
SOFR + 0.380%	5.680(c)	08/24/23	35,000	35,004,815
SOFR + 0.850%	6.150(c)	11/30/23	40,000	40,068,149
Svenska Handelsbanken (Sweden),
SOFR + 0.240%	5.540(c)	09/07/23	25,000	25,001,849
SOFR + 0.420%	5.720(c)	09/22/23	110,000	110,037,315
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.940(c)	07/08/24	93,000	93,039,078
Svenska Handelsbanken	4.050	08/15/23	15,000	14,991,162
Swedbank AB (Sweden),
SOFR + 0.640%	5.940(c)	07/19/24	97,000	97,011,457
SOFR + 0.680%	5.980(c)	03/20/24	180,000	180,303,664
SOFR + 0.720%	6.020(c)	08/08/23	48,000	48,006,488
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.950(c)	07/03/24	50,000	50,014,924
SOFR + 0.670%	5.980(c)	03/25/24	90,000	90,091,091
USOIS + 0.520%	5.850(c)	01/22/24	95,000	95,060,281
Truist Bank	5.130	10/31/23	100,000	99,875,136
Truist Bank	5.150	10/31/23	121,000	120,855,324
Wells Fargo Bank NA,
SOFR + 0.430% (Cap N/A, Floor 0.000%)	5.730(c)	12/15/23	110,000	110,047,720
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.850(c)	01/05/24	89,000	89,083,247
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.940(c)	06/07/24	100,000	100,061,947
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.960(c)	05/13/24	87,000	87,076,545
Westpac Banking Corp. (Australia),
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.850(c)	05/10/24	40,000	40,008,077
SOFR + 0.720%	6.020(c)	08/02/23	173,000	173,005,868

TOTAL CERTIFICATES OF DEPOSIT (cost $3,884,192,187)				3,885,270,096

See Notes to Financial Statements.

Prudential Investment Portfolios 2 61

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 33.7%
Australia & New Zealand Banking Group Ltd.
(Australia), 144A, SOFR + 0.610%	5.910%(c)	09/28/23	100,000	$100,063,730
Automatic Data Processing, Inc., 144A	5.322(n)	08/02/23	40,000	39,988,193
Bank of America Securities, Inc.,
144A, SOFR + 0.750%	5.300(c)	08/01/23	80,000	80,000,000
144A, SOFR + 0.850%	5.300(c)	10/18/23	135,000	135,151,726
Bank of Montreal,
144A, SOFR + 0.600%	5.900(c)	05/01/24	137,000	137,045,414
Bank of Nova Scotia (The),
144A, SOFR + 0.740%	6.040(c)	12/06/23	50,000	50,076,572
Banner Health	5.568(n)	09/20/23	11,000	10,914,074
BNP Paribas SA (France),
144A, SOFR + 0.720%	6.020(c)	08/04/23	100,000	100,006,780
BPCE SA, 144A	5.462(n)	12/15/23	52,500	51,386,561
Canadian Imperial Bank of Commerce (Canada),
144A, SOFR + 0.440%	5.740(c)	10/10/23	45,000	45,026,474
Cargill Global Funding PLC, 144A	5.326(n)	08/07/23	30,000	29,968,500
CDP Financial, Inc.,
144A	5.255(n)	08/21/23	22,000	21,931,829
144A	5.814(n)	04/01/24	26,000	25,008,403
144A, SOFR + 0.430%	5.740(c)	09/21/23	108,000	108,029,807
144A, SOFR + 0.500%	5.810(c)	01/18/24	35,000	35,016,885
144A, SOFR + 0.540%	5.310(c)	01/12/24	65,000	65,043,084
144A, SOFR + 0.780%	6.090(c)	11/03/23	36,000	36,044,057
Citigroup Global Markets Holdings, Inc., 144A	5.795(n)	03/07/24	76,000	73,331,303
Citigroup Global Markets, Inc.,
144A, SOFR + 0.650%	5.960(c)	09/20/23	70,000	70,045,564
Export Development Corp.	5.266(n)	09/25/23	113,000	112,053,085
Export Development Corp.	5.291(n)	09/26/23	65,000	64,445,279
Export Development Corp.	5.417(n)	10/04/23	23,000	22,776,082
Export Development Corp.	5.664(n)	01/04/24	37,000	36,121,550
Federation Des Caisses Desjardins,
144A	5.157(n)	08/14/23	113,500	113,265,358
144A	5.291(n)	08/03/23	79,000	78,965,042
144A	5.376(n)	02/12/24	41,500	40,233,807
144A	5.388(n)	09/12/23	5,000	4,968,013
144A	5.517(n)	10/05/23	76,000	75,249,551

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Federation Des Caisses Desjardins, (cont’d.)
144A	5.557%(n)	10/19/23	30,000	$29,640,000
144A	5.558(n)	10/27/23	30,000	29,603,413
144A	5.657(n)	12/05/23	50,000	49,031,978
144A	5.764(n)	01/17/24	34,150	33,250,309
Hydro-Quebec,
144A	5.140(n)	08/02/23	55,000	54,983,980
ING (U.S.) Funding LLC,
144A	5.505(n)	11/03/23	157,000	154,737,478
144A, SOFR + 0.460%	5.770(c)	09/29/23	95,000	95,061,270
144A, SOFR + 0.550%	5.860(c)	05/07/24	85,000	84,998,990
John Deere Ltd.,
144A	5.268(n)	08/08/23	60,000	59,929,466
JPMorgan Securities LLC,
144A	5.150	11/03/23	106,000	105,815,617
144A	5.310	01/25/24	100,000	99,748,573
144A	5.400	02/02/24	99,200	98,975,013
144A	5.816(n)	03/25/24	55,000	52,940,870
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.242(n)	09/25/23	15,000	14,875,937
144A	5.450(n)	10/11/23	16,000	15,829,760
144A	5.455(n)	10/17/23	10,000	9,884,733
144A	5.550(n)	12/06/23	7,000	6,866,123
144A	5.781(n)	03/18/24	20,000	19,292,627
144A	5.782(n)	03/19/24	42,000	40,507,815
144A	5.790(n)	04/15/24	38,000	36,489,526
144A	5.797(n)	05/14/24	15,000	14,337,720
144A	5.805(n)	03/21/24	41,000	39,530,786
144A	5.821(n)	03/07/24	19,000	18,360,576
144A	5.824(n)	06/12/24	15,000	14,273,542
144A	5.850(n)	04/05/24	45,000	43,281,900
144A	5.865(n)	06/10/24	15,000	14,277,863
144A	5.870(n)	06/14/24	7,000	6,658,909
Mitsubishi Corp.,
144A	5.272(n)	08/01/23	8,000	7,998,816
144A	5.365(n)	08/21/23	35,000	34,890,934
144A	5.398(n)	09/01/23	38,000	37,818,850
144A	5.432(n)	09/20/23	15,000	14,885,441
144A	5.449(n)	09/27/23	34,000	33,704,309
144A	5.457(n)	09/25/23	36,000	35,697,824
144A	5.472(n)	09/26/23	50,000	49,572,738

See Notes to Financial Statements.

Prudential Investment Portfolios 2 63

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
National Australia Bank Ltd.,
144A, SOFR + 0.450%	5.750%(c)	10/06/23	65,000	$65,030,156
144A, SOFR + 0.520%	5.820(c)	02/16/24	140,000	140,113,761
National Securities Clearing Corp.,
144A	5.351(n)	09/20/23	105,000	104,203,444
144A	5.355(n)	09/22/23	46,000	45,637,144
Natixis SA	5.495(n)	09/01/23	4,500	4,478,812
OMERS Finance Trust,
144A	5.240(n)	08/03/23	22,500	22,490,044
Ontario Teachers’ Finance Trust,
144A	5.319(n)	11/06/23	20,000	19,711,281
144A	5.837(n)	04/03/24	16,000	15,390,184
Province of Alberta,
144A	5.208(n)	08/09/23	94,500	94,375,236
144A	5.363(n)	09/22/23	65,000	64,492,341
144A	5.365(n)	09/21/23	49,000	48,624,524
144A	5.378(n)	09/18/23	30,000	29,783,461
144A	5.485(n)	10/20/23	40,000	39,520,210
PSP Capital, Inc.,
144A	5.239(n)	08/30/23	40,000	39,823,333
144A	5.264(n)	10/02/23	24,250	24,023,808
Royal Bank of Canada (Canada),
144A, USOIS + 0.630%	5.710(c)	07/11/24	90,000	90,014,125
Sanofi SA,
144A	5.361(n)	09/14/23	110,000	109,269,875
144A	5.390(n)	09/25/23	95,000	94,216,335
Sentara Healthcare	5.280	08/08/23	9,100	9,098,824
Skandinaviska Enskilda Banken AB,
144A	5.824(n)	03/22/24	130,000	125,251,173
144A, SOFR + 0.500%	5.810(c)	12/22/23	119,000	119,097,118
144A, SOFR + 0.530%	5.840(c)	04/08/24	45,000	45,014,567
144A, SOFR + 0.650%	5.310(c)	05/31/24	90,000	90,072,655
Societe Generale SA,
144A, SOFR + 0.820%	6.120(c)	12/11/23	50,000	50,094,420
STE Transcore Holdings, Inc.,
144A	5.217(n)	08/07/23	50,000	49,947,986
144A	5.355(n)	08/28/23	75,000	74,686,050
Swedbank AB,
SOFR + 0.380%	5.680(c)	08/07/23	15,000	15,000,788
SOFR + 0.480%	5.780(c)	10/06/23	28,000	28,013,140
Texas A&M University	5.150	08/14/23	6,000	5,998,211
Texas Public Finance Auth.	5.250	08/04/23	39,500	39,496,998

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Texas Public Finance Auth.	5.400%	08/01/23	25,000	$24,999,575
Texas Public Finance Auth.	5.400	08/02/23	21,300	21,299,282
Texas Public Finance Auth.	5.400	08/03/23	27,000	26,998,291
Texas Public Finance Auth.	5.400	08/07/23	14,000	13,998,229
TotalEnergies Capital Canada Ltd.,
144A	5.305(n)	08/02/23	45,000	44,986,700
Toyota Credit Canada, Inc.	5.979(n)	03/20/24	23,000	22,171,141
Toyota Credit Canada, Inc.	6.020(n)	04/19/24	18,000	17,269,649
Toyota Industries Commercial Finance, Inc.,
144A	5.195(n)	08/04/23	10,000	9,994,121
144A	5.363(n)	11/03/23	20,000	19,716,003
Toyota Motor Credit Corp.	5.338(n)	08/22/23	29,000	28,904,087
University of Texas System	5.300	09/13/23	10,000	9,994,985
University of Texas System	5.330	08/24/23	10,000	9,996,896
University of Texas System	5.380	08/30/23	10,000	9,999,132

TOTAL COMMERCIAL PAPER
(cost $5,183,607,961)				5,183,208,504

CORPORATE BONDS 1.2%
Auto Manufacturers

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.631(c)	02/22/24	48,000	48,013,782
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.920(c)	06/13/24	86,000	86,162,540
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.050(c)	12/11/23	50,000	50,081,050

TOTAL CORPORATE BONDS (cost $184,000,000)				184,257,372

MUNICIPAL BONDS 0.7%
Arizona 0.2%

Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	5.200(cc)	01/01/61	36,650	36,650,000

Illinois 0.2%
Illinois Finance Authority,
Taxable, Revenue Bonds	5.350(cc)	10/01/42	23,500	23,500,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 65

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas 0.3%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.330%(cc)	08/01/45	40,125	$40,125,000

TOTAL MUNICIPAL BONDS
(cost $100,275,000)				100,275,000

REPURCHASE AGREEMENTS 14.3%
BOS,
5.34%, dated 07/27/23, due 09/21/23 in the amount of $211,744,400 collateralized by U.S. Treasury Securities (coupon rate 4.625%, maturity date 03/15/26) with the aggregate value, including accrued interest, of $214,200,047.			210,000	210,000,000
CA,
5.30%, dated 07/31/23, due 08/01/23 in the amount of $79,360,682 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 11/15/32) with the aggregate value, including accrued interest, of $80,936,058.			79,349	79,349,000
ING,
5.33%, dated 07/27/23, due 09/21/23 in the amount of $176,450,944 collateralized by FHLMC (coupon rates 1.500%-5.500%, maturity dates 06/01/31-08/01/53), FNMA (coupon rates 2.000%-6.000%, maturity dates 03/01/26-01/01/57) and GNMA (coupon rate 3.000%, maturity date 11/20/51) with the aggregate value, including accrued interest, of $178,500,000.			175,000	175,000,000
5.33%, dated 07/28/23, due 09/22/23 in the amount of $272,238,600 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 08/01/35-08/01/53), FNMA (coupon rates 2.000%-6.000%, maturity dates 10/01/28-09/01/57) and GNMA (coupon rates 3.000%-4.500%, maturity dates 11/20/51-04/20/52) with the aggregate value, including accrued interest, of $275,400,000.			270,000	270,000,000
5.33%, dated 07/31/23, due 09/25/23 in the amount of $73,605,251 collateralized by FHLMC (coupon rate 4.387%, maturity date 03/01/38), FNMA (coupon rates 2.000%-6.000%, maturity dates 11/01/35-07/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $74,460,000.			73,000	73,000,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NORP,
5.30%, dated 07/31/23, due 08/01/23 in the amount of $500,073,611 collateralized by FHLMC (coupon rates 2.170%-7.042%, maturity dates 11/01/23-10/01/52), FNMA (coupon rates 1.720%-6.500%, maturity dates 04/01/28-07/01/53) and U.S. Treasury Securities (coupon rate 4.125%, maturity date 07/31/28) with the aggregate value, including accrued interest, of $510,075,084.			500,000	$500,000,000
NTC,
5.31%, dated 07/31/23, due 08/01/23 in the amount of $350,051,625 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity dates 10/12/23-01/25/24) with the aggregate value, including accrued interest, of $357,000,000.			350,000	350,000,000
RBD,
5.30%, dated 07/31/23, due 08/01/23 in the amount of $300,044,167 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.750%, maturity dates 08/31/23-08/15/42) with the aggregate value, including accrued interest, of $306,000,044.			300,000	300,000,000
SAN,
5.305%, dated 07/31/23, due 08/01/23 in the amount of $90,013,263 collateralized by FNMA (coupon rate 4.500%, maturity date 09/01/52) with the aggregate value, including accrued interest, of $91,813,528.			90,000	90,000,000
WFS,
5.32%, dated 07/31/23, due 08/07/23 in the amount of $150,155,167 collateralized by FNMA (coupon rates 2.000%-6.000%, maturity dates 09/01/26-07/01/53) with the aggregate value, including accrued interest, of $153,158,270.			150,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $2,197,349,000)				2,197,349,000

	Interest Rate	Maturity Date

TIME DEPOSITS 16.5%
ABN AMRO Bank NV	5.295%	08/02/23	315,000	315,000,000
ABN AMRO Bank NV	5.330	08/03/23	225,000	225,000,000
ABN AMRO Bank NV	5.330	08/04/23	40,000	40,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 67

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
ABN AMRO Bank NV	5.330%	08/07/23	80,000	$80,000,000
Australia & New Zealand Banking Group Ltd.	5.320	08/01/23	265,000	265,000,000
Australia & New Zealand Banking Group Ltd.	5.330	08/03/23	190,000	190,000,000
BNP Paribas SA	5.300	08/01/23	175,000	175,000,000
Canadian Imperial Bank of Commerce	5.310	08/01/23	25,000	25,000,000
Cooperatieve Rabobank UA	5.300	08/01/23	405,000	405,000,000
Credit Agricole Corporate & Investment Bank	5.300	08/01/23	335,305	335,305,000
Mizuho Bank Ltd.	5.320	08/01/23	290,000	290,000,000
Royal Bank of Canada	5.300	08/01/23	145,000	145,000,000
Toronto-Dominion Bank (The)	5.320	08/03/23	50,000	50,000,000

TOTAL TIME DEPOSITS
(cost $2,540,305,000)				2,540,305,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.6%
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)	5.450(c)	03/20/24	50,000	50,000,876
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.370(c)	08/01/23	106,000	106,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	08/22/23	30,000	29,999,759
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	09/25/23	60,000	60,005,223
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	11/27/23	20,000	20,005,491
Federal Home Loan Bank	5.372(n)	10/27/23	30,000	29,631,654
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	5.380(c)	10/23/23	60,000	60,011,887
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	09/14/23	72,000	72,006,033
Federal Home Loan Bank, SOFR + 0.095% (Cap N/A, Floor 0.000%)	5.395(c)	11/14/23	89,000	89,027,865
Federal Home Loan Bank	5.400	03/27/24	142,000	141,495,454
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	09/06/23	195,000	195,018,028
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/06/24	27,000	27,018,564
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/14/24	50,000	50,009,424

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.420%	03/28/24	92,000	$91,677,346

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,022,618,650)				1,021,907,604

U.S. TREASURY OBLIGATIONS(n) 1.4%
U.S. Treasury Bills	5.053	08/15/23	20,000	19,959,001
U.S. Treasury Bills	5.171	08/08/23	60,000	59,938,940
U.S. Treasury Bills	5.299	10/24/23	40,000	39,510,467
U.S. Treasury Bills	5.313	10/10/23	49,500	48,993,725
U.S. Treasury Bills	5.374	09/07/23	42,000	41,772,781

TOTAL U.S. TREASURY OBLIGATIONS
(cost $210,183,811)				210,174,914

TOTAL INVESTMENTS 99.7%
(cost $15,322,531,609)				15,322,747,490
Other assets in excess of liabilities 0.3%				52,720,309

NET ASSETS 100.0%				$15,375,467,799

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 69

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$3,885,270,096	$—
Commercial Paper	—	5,183,208,504	—
Corporate Bonds	—	184,257,372	—
Municipal Bonds	—	100,275,000	—
Repurchase Agreements	—	2,197,349,000	—
Time Deposits	—	2,540,305,000	—
U.S. Government Agency Obligations	—	1,021,907,604	—
U.S. Treasury Obligations	—	210,174,914	—

Total	$—	$15,322,747,490	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2023 were as follows:

Commercial Paper	33.7%
Certificates of Deposit	25.3
Time Deposits	16.5
Repurchase Agreements	14.3
U.S. Government Agency Obligations	6.6
U.S. Treasury Obligations	1.4
Corporate Bonds	1.2

Municipal Bonds	0.7%

99.7
Other assets in excess of liabilities	0.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BOS	$210,000,000	$(210,000,000)	$—
Repurchase Agreement	CA	79,349,000	(79,349,000)	—

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2023

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	ING	$518,000,000	$(518,000,000)	$—
Repurchase Agreement	NORP	500,000,000	(500,000,000)	—
Repurchase Agreement	NTC	350,000,000	(350,000,000)	—
Repurchase Agreement	RBD	300,000,000	(300,000,000)	—
Repurchase Agreement	SAN	90,000,000	(90,000,000)	—
Repurchase Agreement	WFS	150,000,000	(150,000,000)	—

		$2,197,349,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 71

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2023

Assets
Investments at value:
Unaffiliated investments (cost $13,125,182,609)	$13,125,398,490
Repurchase Agreements (cost $2,197,349,000)	2,197,349,000
Interest receivable	53,501,167
Prepaid expenses and other assets	3,679,638

Total Assets	15,379,928,295

Liabilities
Payable to custodian	3,359,183
Management fee payable	883,030
Accrued expenses and other liabilities	158,487
Dividends payable	42,369
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	760

Total Liabilities	4,460,496

Net Assets	$15,375,467,799

Net assets were comprised of:
Paid-in capital	$15,375,264,387
Total distributable earnings (loss)	203,412

Net assets, July 31, 2023	$15,375,467,799

Net asset value, offering price and redemption price per share ($15,375,467,799 ÷ 15,385,305,711 shares of beneficial interest issued and outstanding)	$0.9994

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2023

Net Investment Income (Loss)
Interest income	$429,790,357

Expenses
Management fee	12,495,803
Custodian and accounting fees	92,365
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	86,958
Professional fees	12,904
Audit fee	12,496
Shareholders’ reports	6,570
Trustees’ fees	4,760
Miscellaneous	17,780

Total expenses	12,729,636
Less: Fee waiver and/or expense reimbursement	(6,898,192)

Net expenses	5,831,444

Net investment income (loss)	423,958,913

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	27,851
Net change in unrealized appreciation (depreciation) on investments	(7,164,327)

Net gain (loss) on investment transactions	(7,136,476)

Net Increase (Decrease) In Net Assets Resulting From Operations	$416,822,437

See Notes to Financial Statements.

Prudential Investment Portfolios 2 73

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	July 31, 2023	January 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$423,958,913	$371,441,184
Net realized gain (loss) on investment transactions	27,851	6,183
Net change in unrealized appreciation (depreciation) on investments	(7,164,327)	8,446,906

Net increase (decrease) in net assets resulting from operations	416,822,437	379,894,273

Dividends and Distributions
Distributions from distributable earnings	(423,985,760)	(371,452,843)

Fund share transactions
Net proceeds from shares sold (56,448,976,136 and 149,232,876,079 shares, respectively)	56,421,225,963	149,117,775,699
Net asset value of shares issued in reinvestment of dividends and distributions (424,013,939 and 370,708,487 shares,respectively)	423,779,201	370,470,713
Cost of shares purchased (58,942,466,192 and 146,172,500,803 shares, respectively)	(58,913,083,599)	(146,059,742,195)

Net increase (decrease) in net assets from Fund share transactions	(2,068,078,435)	3,428,504,217

Total increase (decrease)	(2,075,241,758)	3,436,945,647

Net Assets:
Beginning of period	17,450,709,557	14,013,763,910

End of period	$15,375,467,799	$17,450,709,557

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2023		Year Ended January 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$0.9998		$0.9993	$0.9996	$1.0001	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0252		0.0215	0.0009	0.0054	0.0230	0.0214
Net realized and unrealized gain (loss) on investment transactions	(0.0004)		0.0004	(0.0003)	-(b )	(0.0001)	-
Total from investment operations	0.0248		0.0219	0.0006	0.0054	0.0229	0.0214
Less Dividends and Distributions:
Dividends from net investment income	(0.0252)		(0.0214)	(0.0009)	(0.0059)	(0.0230)	(0.0213)
Distributions from net realized gains	-		-(b )	-	-	-	-
Total dividends and distributions	(0.0252)		(0.0214)	(0.0009)	(0.0059)	(0.0230)	(0.0213)
Net asset value, end of period	$0.9994		$0.9998	$0.9993	$0.9996	$1.0001	$1.0002
Total Return(c):	2.52%		2.21%	0.06%	0.54%	2.33%	2.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,375,468		$17,450,710	$14,013,764	$20,121,343	$16,492,334	$15,867,116
Average net assets (000)	$16,799,146		$17,241,721	$16,528,965	$22,809,258	$18,124,501	$15,329,904
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.16%	0.16%
Net investment income (loss)	5.09	%(d)	2.15%	0.09%	0.54%	2.30%	2.14%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 75

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Short-Term Bond Fund	Income consistent with relative stability of principal.

PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Investments in open-end funds (other than exchange traded funds (ETFs)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of

Notes to Financial Statements (unaudited) (continued)

alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders	Frequency
PGIM Core Short-Term Bond Fund:*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund:**
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
**	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)

PGIM Core Short-Term Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

PGIM Core Ultra Short Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

PGIM Institutional Money Market Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the reporting period ended July 31, 2023, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements

PGIM Core Short-Term Bond Fund	N/A	0.03%*

PGIM Core Ultra Short Bond Fund	N/A	0.01%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Short-Term Bond Fund	N/A
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Notes to Financial Statements (unaudited) (continued)

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2023, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$101,133,182	$696,424,462
PGIM Core Ultra Short Bond Fund	1,530,000,000	2,043,000,000
PGIM Institutional Money
Market Fund	—	—

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

PGIM Core Short-Term Bond Fund	$ 2,132,276,394	$27,788,413	$(20,592,939)	$7,195,474
PGIM Core Ultra Short Bond Fund	19,984,381,213	3,064,014	(3,030,570)	33,444
PGIM Institutional Money Market Fund	15,322,531,609	3,359,202	(3,143,321)	215,881

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of January 31, 2023 which can be carried forward for an unlimited period.

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Core Short-Term Bond Fund	$37,844,000	$—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (January 31, 2024).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM Core Ultra Short Bond Fund	$—	$4,800
PGIM Institutional Money Market Fund	—	4,800

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2023 are subject to such review.

7.	Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of July 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	232,499,731	100.0%
PGIM Core Ultra Short Bond Fund	20,041,884,877	100.0

PGIM Institutional Money Market Fund	14,887,125,421	96.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Short-Term Bond Fund	4	96.6%

PGIM Core Ultra Short Bond Fund	6	68.7

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Institutional Money Market Fund	4	37.3%
Unaffiliated:
PGIM Core Short-Term Bond Fund	—	—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8.	Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the reporting period ended July 31, 2023.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund

Adjustable and Floating Rate Securities	X	X	X

Credit	X	X	X

Cyber Security	X	X	X

Debt Obligations	X	X	X

Derivatives	X	X	—

Economic and Market Events	X	X	X

Equity and Equity-Related Securities	X	X	—

Fees and Gates	—	—	X

Floating Net Asset Value	—	—	X

Foreign Securities	X	X	X

Forward Commitments	—	—	X

Illiquid Securities	—	—	X

Increase in Expenses	—	—	X

Interest Rate	X	X	X

Large Shareholder and Large Scale Redemption	X	X	X

Liquidity	X	X	—

Management	X	X	X

Market Disruption and Geopolitical	X	X	X

Market	X	X	X

Mortgage-Backed and Asset-Backed Securities	X	—	X

Municipal Bonds	X	X	X

Repurchase Agreements	—	X	X

Reverse Repurchase Agreements	X	X	X

U.S. Government and Agency Securities	X	X	X

Variable and Floating Rate Bonds	X	X	X

When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject

Notes to Financial Statements (unaudited) (continued)

to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: A Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. A Fund may use derivatives for hedging purposes. A Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that a Fund would be prohibited by its investment restrictions from purchasing directly.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fees and Gates Risk: The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Notes to Financial Statements (unaudited) (continued)

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, the Fund’s Board has the discretion to temporarily suspend Fund redemptions when permitted by applicable regulations or to liquidate the Fund if the Fund’s weekly liquid assets fall below 10% of its total assets.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value

Notes to Financial Statements (unaudited) (continued)

and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the

Notes to Financial Statements (unaudited) (continued)

transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Funds.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 and other rules that govern money market funds under the 1940 Act. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and allow money market funds to impose liquidity fees if their liquidity assets fall below a certain threshold. The amendments to Rule 2a-7 will become effective on October 2, 2023, with a tiered transition period for funds to comply with the amendments. At this time, management is evaluating the rule amendments and their impact on the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (“the Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The Funds’ LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that the Funds are unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Funds. The Board has approved PGIM Investments, the Funds’ investment manager, to serve as the administrator of the Funds’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Funds’ LRMP includes a number of processes designed to support the assessment and management of their liquidity risk. In particular, the Funds’ LRMP includes no less than annual assessments of factors that influence the Funds’ liquidity risk; no less than monthly classifications of the Funds’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Funds’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Funds do not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Funds’ LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Funds’ LRMP was reasonably designed to assess and manage the Funds’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies continue to be appropriate given the Funds’ status as open-end funds.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

Approval of Advisory Agreements

PGIM CORE ULTRA SHORT BOND FUND AND PGIM CORE SHORT-TERM BOND FUND

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (each, a “Fund,” and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In

[1]	PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as each Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed

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Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments,

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2022. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM Core Ultra Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its Peer Universe median over all periods.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

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●	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods, and underperformed over the one-year period.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

PGIM INSTITUTIONAL MONEY MARKET FUND

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)2 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio

[2]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2

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managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

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Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2022. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its Peer Universe median over all periods.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2024.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 19, 2023